LEASE - Schedule of Supplemental Cash Flow Information (Details)	Dec. 31, 2023 Rate	Dec. 31, 2022 Rate
Leases [Abstract]
Weighted average remaining lease term	17 years 10 months 17 days	14 years 7 months 17 days
Weighted average discount rate	5.70%	3.90%